Statement of cash flows - ZAR (R) R in Millions		6 Months Ended			12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Jun. 30, 2019
Statement of cash flows
Cash receipts from customers		R 102,955		R 103,145	R 203,613
Cash paid to suppliers and employees		(83,322)		(78,377)	(152,215)
Cash generated by operating activities	[1]	19,633		24,768	51,398
Dividends received from equity accounted investments		15		1,423	1,506
Finance income received		363		343	682
Finance costs paid	[2]	(2,999)		(2,494)	(6,222)
Tax paid		(3,301)		(1,339)	(3,946)
Cash available from operating activities		13,711		22,701	43,418
Dividends paid		(11)		(4,897)	(9,952)
Dividends paid to non-controlling shareholders in subsidiaries		(334)		(557)	(1,523)
Cash retained from operating activities		13,366		17,247	31,943
Total additions to non-current assets		(25,295)		(31,736)	(56,734)
Additions to non-current assets		(21,442)		(30,433)	(55,800)
Decrease in capital project related payables	[3]	(3,853)		(1,303)	(934)
Additional cash contributions (to)/from equity accounted investments		(137)		54	66
Proceeds on disposals and scrappings	[4]	2,032		53	567
Purchase of investments		(72)		(167)	(222)
Other net cash flow from investing activities		(459)		114	(89)
Cash used in investing activities		(23,931)		(31,682)	(56,412)
Final settlement to Sasol Inzalo Public Shareholders				(1,372)
Proceeds from long-term debt	[5]	18,504		20,470	93,884
Repayment of long-term debt	[5]	(23,987)		(12,056)	(69,656)
Repayment of lease liabilities		(1,110)		(422)	(344)
Proceeds from short-term debt	[6]	15,136		7,827	977
Repayment of short-term debt		(1,270)		(1,629)	(1,730)
Cash generated by financing activities		7,273		12,818	23,131
Translation effects on cash and cash equivalents		132		348	162
Decrease in cash and cash equivalents		(3,160)		(1,269)	(1,176)
Cash and cash equivalents at the beginning of the period		15,819	[7]	17,039	17,039
Reclassification to disposal groups held for sale		11			(44)
Cash and cash equivalents at the end of the period	[7]	R 12,670		R 15,770	R 15,819

[1]	Cash generated by operating activities decreased by 21% to R19.6 billion compared to R24.8 billion in the prior period. This was largely due to the softer macroeconomics and losses attributable to the LCCP. The decrease was partially negated by another strong working capital and cost performance from the foundation business. Working capital decreased by R433 million during the period mainly as a result of focused management actions.
[2]	Included in finance costs paid are amounts capitalised to assets under construction of R1 974 million.
[3]	The movement is mainly as a result of the LCCP nearing completion
[4]	Includes proceeds from the disposal of our investment in Sasol Huntsman GmbH & co KG of EUR91 million (R1 506 million).
[5]	Includes additional bilateral facilities of US$250 million (R3.7 billion) and R2.2 billion in the local debt market issued under the Domestic Medium Term Note programme offset by net repayment of RCF (US$671 million/R9.9 billion).
[6]	Short-term debt includes the US$1 billion (R14 billion) syndicated loan facility raised in November 2019.
[7]	Includes bank overdraft.